united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 5/31/21

Item 1. Reports to Stockholders.

North Star Opportunity Fund
Class I Shares (Symbol: NSOIX)
Class A Shares (Symbol: NSOPX)

North Star Micro Cap Fund
Class I Shares (Symbol: NSMVX)

North Star Dividend Fund
Class I Shares (Symbol: NSDVX)

North Star Bond Fund
Class I Shares (Symbol: NSBDX)

Semi-Annual Report
May 31, 2021

www.nsinvestfunds.com
Investor Information: 1-312-580-0900

Distributed by Northern Lights Distributors, LLC
Member FINRA

The North Star Mutual Fund Family consists of four funds: The North Star Opportunity Fund; the North Star Micro Cap Fund; the North Star Dividend Fund; and the North Star Bond Fund. The first three funds share the objective of producing long-term capital appreciation by investing primarily in the common stocks of publicly traded companies that are trading at attractive values relative to their free cash flow, while the fourth invests in fixed income securities to generate monthly income:

☐	The North Star Opportunity Fund investments may include a range of smaller, underfollowed companies to the largest multinational organizations as well as fixed income securities. The result is a diversified Micro to Macro portfolio of stocks and fixed income securities structured to offer a relatively high yield with relatively low volatility. As of 05-31-2021, 54.1% of the portfolio is in large and mid- cap stocks, and 20.9% in small and micro-cap stocks, with 8.5% in fixed income securities and 16.5% in cash and Treasury bills.

☐	The North Star Micro Cap Fund invests in the common stocks of misunderstood or underfollowed companies with under $1 billion capitalizations.

☐	The North Star Dividend Fund’s primary objective is to generate monthly income and capital appreciation. The Fund seeks to achieve its objectives by investing in a diversified portfolio of common stocks of companies with under $2.5 billion market capitalizations and that offer attractive dividend yields.

☐	The North Star Bond Fund generally focuses on bonds issued by companies with market capitalizations of less than $2.5 billion.

FIRST HALF 2021 OVERVIEW

The period between December 1, 2020, and May 31, 2021, was defined by the successful development, production, and distribution of multiple effective COVID-19 vaccines. Corporate earnings exceeded expectations by record amounts in both quarters during that period, as companies were able to display the improvements that were made to their operations, which resulted in margin expansion as revenues ramped back up as COVID-19 restrictions on consumption-related activities eased. The Fed was everyone’s best friend keeping short-term interest rates near zero and continuing its purchases of $120 billion of bonds per month. The yield on the Ten-Year Treasury did return to its pre-pandemic level of 1.59%, up sharply from the record lows of 0.93% at the beginning of our fiscal year on Dec.1. It is worth noting that except for the period from February 2020 through March 2021, the yield had never been lower than 1.40%.

FUND PERFORMANCE

North Star Investment Management’s long-standing commitment to the value investing methodology, as well as our small-cap focus, produced strong results in the first half of our fiscal year, as optimism for a post-pandemic economic rebound took hold. Whereas the overall market was strong with the S&P 500 advancing over 15%, the Russell 2000 Value Index was red hot, surging over 35%. We were particularly excited to read in the Wall Street Journal that the North Star Micro Cap Fund was their Small Cap Value Category King for Small Cap Value in 2020.

THE CIVIC OPERA BUILDING • 20 NORTH WACKER DRIVE • SUITE 1416 • CHICAGO, ILLINOIS 60606
312.580.0900 PHONE • 312.580.0901 FAX

1308-NLD-06242021

The Funds’ results for the period ending 05-31-2021 are detailed below.

	Total Return
	for the 6	NAV	Distributions	NAV	Total Assets
Fund	Month Period	11/30/2020	During Period	05/31/21	(in 000’s)
North Star Opportunity Fund A	12.39%	$16.76	$0.0157	$18.82	$43,008
North Star Opportunity Fund I	12.53%	$16.71	$0.033	$18.77	$139,048
North Star Micro Cap Fund I	31.26%	$35.74	$0.0027	$46.91	$139,964
North Star Dividend Fund I	27.68%	$20.05	$0.2098	$25.37	$97,352
North Star Bond Fund I	3.10%	$9.49	$0.1528	$9.63	$31,030

Please remember that past performance may not be indicative and is no guarantee of future results. The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. A Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For current performance information, please visit www.nsinvestfunds.com or call 1-312- 580-0900. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower.

NORTH STAR OPPORTUNITY FUND

We also had exciting news in the North Star Opportunity Fund. On May 7,2021 we consummated the merger with the Two Oaks Diversified Growth and Income Fund (TWOAX). As our press release stated:

“We are excited to welcome the Two Oaks shareholders to North Star. We believe both funds’ shareholders will benefit from this merger as the increased assets from the high-quality acquired portfolio are very complimentary to the existing NSOIX portfolio.” Eric Kuby, Chief Investment Officer, North Star Investment Management.

OUTLOOK

Our outlook for the rest of 2021 is that there will be at least one more quarter of strong corporate earnings, but with increased inflationary pressures driven by imbalances between rapidly recovering demand trends and more-gradual supply increases. Those inflationary pressures will test the Federal Reserve’s conviction to their statement that recent price pressures are “transitory”, and to its continuation of near-zero interest rates and continued steady level of monthly bond purchases.

THE CIVIC OPERA BUILDING • 20 NORTH WACKER DRIVE • SUITE 1416 • CHICAGO, ILLINOIS 60606
312.580.0900 PHONE • 312.580.0901 FAX

1308-NLD-06242021

So far, bond market yield trends seem to support the Federal Reserve outlook that inflationary pressures will prove transitory; despite higher-than-expected inflation readings that recently have exceeded the Fed’s target levels, the benchmark 10-year U.S. Treasury yield has remained in the area of 1.5%, well-below the historical average. We remain vigilant on this historically key indicator of bond market participant’s collective consensus on inflation expectations.

Quarterly U.S. Core PCE Inflation vs. Daily U.S. 10-Year Treasury Rate (01/01/1990-05/31/2021)

The gold arrows indicate where treasury rates are artificially low as a result of Federal Reserve intervention.

Given our outlook for at least steady inflationary pressures in the balance of the year, we believe that fundamentally driven active management strategies can provide attractive investment returns. Short-term margin pressures from input cost inflation can cause earnings concerns and selling pressures that lower stock prices. This can allow for accumulating more shares in great businesses with attractive valuations and growth outlooks. In addition, our investment processes aim to identify companies with meaningful value propositions such that passing through input cost inflation is likely over the long-term. Moreover, we own some securities in companies that can benefit directly from inflation. And finally, we maintain large bull pen lists of companies whose securities we would love to own at the right prices relative to their expected cash flow streams.

We thank you for your investment in the North Star Funds.

THE CIVIC OPERA BUILDING • 20 NORTH WACKER DRIVE • SUITE 1416 • CHICAGO, ILLINOIS 60606
312.580.0900 PHONE • 312.580.0901 FAX

1308-NLD-06242021

The indices shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small capitalization company performance. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

THE CIVIC OPERA BUILDING • 20 NORTH WACKER DRIVE • SUITE 1416 • CHICAGO, ILLINOIS 60606
312.580.0900 PHONE • 312.580.0901 FAX

1308-NLD-06242021

North Star Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2021

The Fund’s performance* figures for the periods ended May 31, 2021, compared to its benchmark:

					Since	Since
			Five Year	Ten Year	Inception**	Inception***
	Six Months	One Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)
North Star Opportunity Fund – Class A	12.39%	38.22%	13.30%	N/A	11.24%	N/A
North Star Opportunity Fund – Class A with load	5.94%	30.29%	11.96%	N/A	10.55%	N/A
North Star Opportunity Fund – Class I (a)	12.53%	38.57%	13.59%	10.21%	N/A	7.41%
Morningstar Moderately Aggressive Target Risk Index (b)	13.77%	34.76%	12.49%	9.18%	11.08%	7.55%
S&P 500 Total Return Index (c)	16.95%	40.32%	17.16%	14.38%	16.35%	10.09%
S&P Target Risk Aggressive Index Total Return (d)	13.73%	33.59%	12.08%	N/A	11.42%	7.37%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Shares held for less than 30 days are subject to a 2.00% redemption fee. The total operating expense ratios (including indirect expenses), as stated in the Fund’s Prospectus dated April 1, 2021, are 1.64% and 1.39% for Class A and Class I shares, respectively. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the fund’s expenses. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is December 15, 2011.

***	Inception date is December 31, 2006 (Predecessor Fund).

(a)	The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the Fund, and had substantially similar investment objectives and strategies to those of the Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(b)	The Morningstar Moderately Aggressive Target Risk Index is one of five asset allocation indexes in the Morningstar Target Risk Index series, that seeks approximately 80% exposure to global equity markets.

(c)	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

(d)	The S&P Target Risk Aggressive Index Total Return is designed to measure the performance of aggressive stock-bond allocations to equities, seeking to maximize opportunities for long-term capital accumulation. It may include small allocations to fixed income to enhance portfolio efficiency. The S&P Target Risk Aggressive Index Total Return is more suitable for the Fund’s objective.

The adviser has elected to change the benchmark for the Fund. Going forward, the S&P Target Risk Aggressive Index Total Return will replace the Morningstar Moderately Aggressive Target Risk Index as the Fund’s primary broad-based index. The Morningstar Moderately Aggressive Target Risk Index Total Return will continue to be shown for a period of one year.

North Star Opportunity Fund
PORTFOLIO REVIEW (Unaudited) (Continued)
May 31, 2021

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Asset Management	10.8%
Biotech & Pharma	7.6%
Technology Hardware	6.2%
REIT	6.1%
Banking	4.7%
Entertainment Content	4.3%
Semiconductors	4.2%
E-Commerce Discretionary	3.9%
Electrical Equipment	3.5%
Healthcare Facilities & Services	3.4%
Other Industries	28.6%
Short-Term Investments and Other Assets Net of Liabilities	16.7%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Micro Cap Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2021

The Fund’s performance* figures for the periods ended May 31, 2021, compared to its benchmark:

					Since
			Five Year	Ten Year	Inception**
	Six Months	One Year	(Annualized)	(Annualized)	(Annualized)
North Star Micro Cap Fund – Class I (a)	31.26%	92.58%	18.51%	13.09%	11.86%
Morningstar US Small Value PR Index (b)	39.37%	79.13%	8.50%	7.73%	6.87%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains. Shares held for less than 30 days are subject to a 2.00% redemption fee. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated April 1, 2021, is 1.40% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is December 31, 1997 (Predecessor Fund).

(a)	The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the North Star Micro Cap Fund, and had substantially similar investment objectives and strategies to those of the North Star Micro Cap Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the North Star Micro Cap Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(b)	The Morningstar US Small Value PR Index measures the performance of small-cap stocks with relatively low prices given anticipated per-share earnings, book value, cash flow, sales and dividends.

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Apparel & Textile Products	10.5%
Retail - Discretionary	8.4%
Leisure Products	8.2%
E-Commerce Discretionary	7.6%
Commercial Support Services	6.2%
Technology Hardware	5.9%
Machinery	5.6%
Electrical Equipment	5.5%
Leisure Facilities & Services	4.7%
Industrial Intermediate Prod	4.3%
Other Industries	26.2%
Short-Term Investments and Other Assets Net of Liabilities	6.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Dividend Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2021

The Fund’s performance* figures for the periods ended May 31, 2021, compared to its benchmark:

					Since
			Five Year	Ten Year	Inception**
	Six Months	One Year	(Annualized)	(Annualized)	(Annualized)
North Star Dividend Fund – Class I (a)	27.68%	59.19%	10.91%	10.20%	11.77%
Morningstar US Small Value PR Index (b)	39.37%	79.13%	8.50%	7.73%	9.46%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains. Shares held for less than 30 days are subject to a 2.00% redemption fee. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated April 1, 2021, is 1.50% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is February 1, 2010.

(a)	The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the North Star Dividend Fund, and had substantially similar investment objectives and strategies to those of the North Star Dividend Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the North Star Dividend Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(b)	The Morningstar US Small Value PR Index measures the performance of small-cap stocks with relatively low prices given anticipated per-share earnings, book value, cash flow, sales and dividends.

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Banking	9.9%
Home & Office Products	7.5%
Apparel & Textile Products	6.9%
Commercial Support Services	6.7%
Gas & Water Utilities	6.1%
REIT	5.6%
Electric Utilities	5.3%
Leisure Products	4.5%
Asset Management	4.1%
Chemicals	3.9%
Other Industries	34.2%
Short-Term Investments and Other Assets Net of Liabilities	5.3%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Bond Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2021

The Fund’s performance* figures for the periods ended May 31, 2021, compared to its benchmark:

				Since
			Five Year	Inception**
	Six Months	One Year	(Annualized)	(Annualized)
North Star Bond Fund – Class I	3.10%	9.58%	2.96%	2.69%
Bloomberg Barclays U.S. High Yield Ba/B Index (a)	3.28%	12.83%	7.21%	6.25%

*	Past performance is not predictive of future results. Shares held for less than 30 days are subject to a 2.00% redemption fee. The performance comparison includes reinvestment of all dividends and capital gains. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated April 1, 2021, is 1.64% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. Performance figure is not annualized. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is December 19, 2014.

(a)	The Bloomberg Barclays U.S. High Yield Ba/B Index measures the performance of bonds with Ba or B ratings.

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Leisure Facilities & Services	8.8%
Automotive	8.1%
Transportation Equipment	6.7%
Asset Management	6.5%
Banking	5.7%
Entertainment Content	5.5%
Commercial Support Services	4.0%
Apparel	3.9%
Food	3.4%
Technology Hardware	3.4%
Other Industries	33.4%
Short-Term Investments and Other Assets Net of Liabilities	10.6%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	COMMON STOCK - 74.9%
	ASSET MANAGEMENT - 9.2%
71,000	Blackstone Group LP - MLP	$6,579,570
3,083	Brookfield Infrastructure Corporation	220,681
114,000	Compass Diversified Holdings	2,958,300
81,000	KKR & Company, Inc., LP	4,510,890
55,000	Sprott, Inc.	2,553,650
		16,823,091
	AUTOMOTIVE - 0.5%
1,376	Tesla, Inc. *	860,303

	BANKING - 3.9%
105,000	Bank of America Corporation	4,450,950
23,784	Community West Bancshares	287,549
14,000	JPMorgan Chase & Company	2,299,360
		7,037,859
	BEVERAGES - 2.6%
2,500	Constellation Brands, Inc.	599,300
62,000	Keurig Dr Pepper, Inc.	2,291,520
12,000	PepsiCo, Inc .	1,775,280
		4,666,100
	BIOTECH & PHARMA - 7.6%
27,000	AbbVie, Inc.	3,056,400
47,000	Bristol-Myers Squibb Company	3,088,840
119,000	Pfizer, Inc.	4,608,870
19,000	Zoetis, Inc.	3,356,920
		14,111,030
	COMMERCIAL SUPPORT SERVICES - 1.9%
290,000	BGSF, Inc.	3,442,300

	CONSUMER SERVICES - 0.3%
9,000	Service Corp International	477,180

	E-COMMERCE DISCRETIONARY - 3.9%
950	Amazon.com, Inc. *	3,061,916
245,000	CarParts.com, Inc. *	4,003,300
		7,065,216
	ELECTRIC UTILITIES - 0.7%
24,000	Brookfield Infrastructure Partners LP	1,301,280

	ELECTRICAL EQUIPMENT - 3.5%
820,000	Orion Energy Systems, Inc. *	5,256,200
4,500	Rockwell Automation, Inc.	1,186,740
		6,442,940
	ENTERTAINMENT CONTENT - 3.9%
20,000	Madison Square Garden Entertainment Corporation *	1,784,600
90,000	ViacomCBS, Inc., Class B	3,817,800
8,200	Walt Disney Company *	1,464,930
		7,067,330
	FOOD - 2.1%
28,500	JM Smucker Company	3,798,765

	HEALTH CARE FACILITIES & SERVICES - 3.1%
52,000	CVS Health Corporation	4,494,880
3,000	UnitedHealth Group, Inc.	1,235,760
		5,730,640
	HOME & OFFICE PRODUCTS - 0.5%
4,000	Scotts Miracle-Gro Company	869,480

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCK - 74.9% (Continued)
	INTERNET MEDIA & SERVICES- 2.5%
1,900	Alphabet, Inc. - Class A *	$4,478,015

	LEISURE FACILITIES & SERVICES - 2.2%
140,000	Del Taco Restaurants, Inc.	1,422,400
3,000	McDonald’s Corporation	701,670
6,000	Starbucks Corporation	683,280
52,000	Wendy’s Company	1,207,440
		4,014,790
	MACHINERY - 0.5%
7,000	Xylem, Inc.	826,840

	MEDICAL EQUIPMENT & DEVICES - 0.4%
725	Align Technology, Inc. *	427,859
325	Intuitive Surgical, Inc. *	273,708
		701,567
	REIT - 6.1%
60,000	Armada Hoffler Properties, Inc.	796,200
80,000	Bluerock Residential Growth REIT, Inc.	776,800
20,000	EPR Properties *	983,000
205,000	Lexington Realty Trust	2,537,900
270,000	Monmouth Real Estate Investment Corporation	5,086,800
45,000	UMH Properties, Inc.	954,450
		11,135,150
	RETAIL - CONSUMER STAPLES - 2.5%
20,000	Target Corporation	4,538,400

	SEMICONDUCTORS - 4.2%
57,000	Advanced Micro Devices, Inc. *	4,564,560
23,000	QUALCOMM, Inc.	3,094,420
		7,658,980
	SOFTWARE - 0.2%
400	Palo Alto Networks, Inc. *	145,300
680	salesforce.com, Inc. *	161,908
		307,208
	TECHNOLOGY HARDWARE - 5.5%
43,500	Apple, Inc.	5,420,535
141,000	Turtle Beach Corporation *	4,667,100
		10,087,635
	TECHNOLOGY SERVICES - 1.7%
25,000	Paychex, Inc.	2,528,500
2,500	Visa, Inc.	568,250
		3,096,750
	TOBACCO & CANNABIS - 0.5%
71,000	Cresco Labs, Inc. *	869,750

	TRANSPORTATION & LOGISTICS - 2.0%
4,000	FedEx Corporation	1,259,240
11,000	United Parcel Service, Inc., Class B	2,360,600
		3,619,840
	WHOLESALE - CONSUMER STAPLES - 0.3%
7,000	Calavo Growers, Inc.	498,400

	WHOLESALE - DISCRETIONARY - 2.6%
114,000	Acme United Corporation	4,764,060

	TOTAL COMMON STOCK (Cost - $67,273,693)	136,290,899

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK - 2.1%
	ASSET MANAGEMENT - 1.2%
18,000	Ares Management Corporation, 7.00%			$462,600
53,000	Compass Diversified Holdings, 7.875%			1,370,050
17,052	KKR & Company, Inc., 6.75%			426,812
				2,259,462
	BANKING - 0.5%
18,000	JPMorgan Chase & Company, 6.15%			450,540
300	Wells Fargo & Company, 5.75%			436,422
				886,962
	ENTERTAINMENT CONTENT - 0.4%
9,000	ViacomCBS, Inc., 5.75%			655,110

	TOTAL PREFERRED STOCK (Cost - $3,563,327)			3,801,534

Par Value
	CONVERTIBLE BOND - 0.4%
	ASSET MANAGEMENT- 0.4%
$900,000	Stride, Inc. ^ (Cost - $795,692)	1.125	9/1/2027	789,030

	CORPORATE BONDS - 5.9%
	AUTOMOTIVE - 1.0%
1,250,000	Ford Motor Company	7.125	11/15/2025	1,461,375
310,000	Ford Motor Credit Company LLC	4.000	2/20/2024	310,037
				1,771,412
	BANKING - 0.3%
500,000	Barclays Bank PLC, 3 mo. LIBOR + 1.25% **	1.438	4/11/2023	504,411

	CONSTRUCTION MATERIALS - 0.1%
216,000	U.S. Concrete, Inc.	6.375	6/1/2024	220,752

	ELECTRIC UTILITIES - 0.3%
500,000	Public Service Enterprise Group, Inc.	2.000	11/15/2021	503,274

	FOOD - 0.8%
1,350,000	B&G Foods, Inc.	5.250	4/1/2025	1,388,813

	HEALTH CARE FACILITIES & SERVICES - 0.3%
500,000	McKesson Corporation	3.796	3/15/2024	541,942

	LEISURE FACILITIES & SERVICES - 0.7%
1,225,000	Wendy’s International, LLC	7.000	12/15/2025	1,370,855

	METALS & MINING - 0.4%
700,000	Compass Minerals International, Inc. ^	4.875	7/15/2024	721,802

	OIL & GAS PRODUCERS - 0.3%
500,000	Chevron Corporation	2.498	3/3/2022	507,861

	PUBLISHING & BROADCASTING - 0.7%
1,291,000	Meredith Corporation	6.875	2/1/2026	1,350,709

	TECHNOLOGY HARDWARE - 0.7%
500,000	Pitney Bowes, Inc.	5.375	5/15/2022	518,007
770,000	Pitney Bowes, Inc.	6.200	4/1/2023	809,778
				1,327,785
	TELECOMMUNICATIONS - 0.3%
500,000	AT&T, Inc.	3.000	6/30/2022	512,565

	TOTAL CORPORATE BONDS (Cost - $10,440,138)			10,722,181

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENT - 16.5%
	MONEY MARKET FUND - 16.5%
30,039,415	Fidelity Treasury Portfolio, Class I, 0.01% *** (Cost - $30,039,415)	$30,039,415

	TOTAL INVESTMENTS - 99.8% (Cost - $112,112,265)	$181,643,059
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.2%	413,344
	NET ASSETS - 100.0%	$182,056,403

*	Non-income producing security.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities had a market value of $1,510,832 and 0.83% of net assets.

**	Floating rate security; interest rate shown reflects the effective rate as of May 31, 2021.

***	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2021.

LLC - Limited Liability Company

LP - Limited Partnership

MLP - Master Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	COMMON STOCK - 93.1%
	APPAREL & TEXTILE PRODUCTS - 10.5%
90,000	Delta Apparel, Inc. *	$2,815,200
88,600	Lakeland Industries, Inc. *	2,234,492
20,000	Movado Group, Inc.	554,600
102,500	Rocky Brands, Inc.	5,977,800
120,000	Superior Group of Companies, Inc.	3,063,600
		14,645,692
	ASSET MANAGEMENT - 0.9%
66,000	Westwood Holdings Group, Inc.	1,302,180

	AUTOMOTIVE - 1.7%
56,231	Miller Industries, Inc.	2,353,267

	BANKING - 2.1%
50,500	Bar Harbor Bankshares	1,537,220
50,000	First Busey Corporation	1,339,500
		2,876,720
	BEVERAGES - 0.2%
278,942	Truett-Hurst, Inc. * # <	248,258

	COMMERCIAL SUPPORT SERVICES - 6.2%
580,000	ARC Document Solutions, Inc.	1,247,000
35,000	Barrett Business Services, Inc.	2,606,450
148,000	SP Plus Corporation *	4,838,120
		8,691,570
	CONSTRUCTION MATERIALS- 3.2%
32,150	Apogee Enterprises, Inc.	1,222,022
23,000	United States Lime & Minerals, Inc.	3,200,450
		4,422,472
	E-COMMERCE DISCRETIONARY - 7.6%
124,000	1-800-Flowers.com, Inc. *	3,778,280
333,000	CarParts.com, Inc. *	5,441,220
47,000	PetMed Express, Inc.	1,358,300
		10,577,800
	ELECTRICAL EQUIPMENT - 5.5%
35,250	Allied Motion Technologies, Inc.	1,247,850
58,500	Napco Security Technologies, Inc. *	1,903,590
700,000	Orion Energy Systems, Inc. *	4,487,000
		7,638,440
	ENGINEERING & CONSTRUCTION - 1.7%
162,000	Great Lakes Dredge & Dock Corporation *	2,366,820

	FOOD - 1.1%
9,000	Nathan’s Famous, Inc.	581,130
55,000	Phibro Animal Health Corporation	1,550,450
		2,131,580
	HOME & OFFICE PRODUCTS - 3.1%
289,000	ACCO Brands Corporation	2,632,790
67,000	Hamilton Beach Brands Holding Company	1,688,400
		4,321,190
	HOME CONSTRUCTION - 1.0%
60,000	Green Brick Partners, Inc. *	1,400,400

	HOUSEHOLD PRODUCTS - 2.6%
18,000	Central Garden & Pet Company *	988,740
335,468	Crown Crafts, Inc.	2,599,877
		3,588,617

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCK - 93.1% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 4.3%
148,700	Eastern Company	$4,740,556
21,200	Lawson Products, Inc. *	1,282,600
		6,023,156
	LEISURE FACILITIES & SERVICES - 4.7%
125,600	Century Casinos, Inc. *	1,757,144
260,000	Del Taco Restaurants, Inc.	2,641,600
121,000	Denny’s Corporation *	2,127,180
		6,525,924
	LEISURE PRODUCTS - 8.2%
251,500	Escalade, Inc.	6,149,175
43,500	Johnson Outdoors, Inc. - Class A	5,315,265
		11,464,440
	MACHINERY - 5.6%
21,900	Alamo Group, Inc.	3,376,542
116,499	QEP Company, Inc. *	3,377,306
12,000	Tennant Company	992,880
		7,746,728
	OIL & GAS PRODUCERS - 0.9%
344,300	Evolution Petroleum Corporation	1,270,467

	REAL ESTATE OWNERS & DEVELOPERS - 1.1%
75,000	Postal Realty Trust, Inc.	1,515,750

	RETAIL - DISCRETIONARY - 8.4%
86,000	Boot Barn Holdings, Inc. *	6,569,540
200,400	Build-A-Bear Workshop, Inc. *	3,060,108
75,300	Ethan Allen Interiors, Inc.	2,173,911
		11,803,559
	TECHNOLOGY HARDWARE - 5.9%
54,500	AstroNova, Inc. *	885,625
222,200	Turtle Beach Corporation *	7,354,820
		8,240,445
	TELECOMMUNICATIONS - 1.4%
208,000	Consolidated Communications Holdings, Inc. *	1,946,880

	TRANSPORTATION EQUIPMENT - 1.9%
100,000	Blue Bird Corporation *	2,616,000

	WHOLESALE - DISCRETIONARY - 3.3%
109,481	Acme United Corporation	4,575,211

	TOTAL COMMON STOCK (Cost - $67,001,902)	130,293,566

	SHORT-TERM INVESTMENTS - 7.7%
	MONEY MARKET FUND - 7.7%
10,828,065	Fidelity Treasury Portfolio, Class I, 0.01% ** (Cost - $10,828,065)	10,828,065

	TOTAL INVESTMENTS - 100.8% (Cost - $77,829,967)	$141,121,631
	LIABILITIES IN EXCESS OF OTHER ASSETS - NET - (0.8%)	(1,157,427)
	NET ASSETS - 100.0%	$139,964,204

*	Non-income producing security.

#	Affiliated issuer.

<	Illiquid security. At May 31, 2021, this security amounted to 0.2% of net assets.

**	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2021.

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	COMMON STOCK - 94.7%
	APPAREL & TEXTILE PRODUCTS - 6.9%
103,500	Rocky Brands, Inc.	$6,036,120
34,000	Weyco Group, Inc.	699,720
		6,735,840
	ASSET MANAGEMENT - 4.1%
82,000	Compass Diversified Holdings - MLP	2,127,900
41,000	Sprott, Inc.	1,903,630
		4,031,530
	BANKING - 9.9%
24,400	Bank of Hawaii Corporation	2,189,656
76,500	Bar Harbor Bankshares	2,328,660
73,000	First Hawaiian, Inc.	2,055,680
47,200	Old National Bancorp	899,160
26,500	Wintrust Financial Corporation	2,131,130
		9,604,286
	CHEMICALS - 3.9%
87,500	Oil-Dri Corporation of America	3,198,125
19,000	Valvoline, Inc.	627,000
		3,825,125
	COMMERCIAL SUPPORT SERVICES - 6.7%
23,200	ABM Industries, Inc.	1,157,448
212,800	BGSF, Inc.	2,525,936
79,000	Healthcare Services Group, Inc.	2,369,210
31,000	Resources Connection, Inc.	451,980
		6,504,574
	CONSTRUCTION MATERIALS - 1.2%
30,100	Apogee Enterprises, Inc.	1,144,101

	CONTAINERS & PACKAGING - 1.7%
27,000	Greif, Inc., Class A	1,666,170

	E-COMMERCE DISCRETIONARY - 2.4%
81,600	PetMed Express, Inc.	2,358,240

	ELECTRIC UTILITIES - 5.3%
31,500	NorthWestern Corporation	1,995,525
43,000	Otter Tail Corporation	2,062,710
20,000	Unitil Corporation	1,097,000
		5,155,235
	ELECTRICAL EQUIPMENT - 1.7%
179,800	LSI Industries, Inc.	1,672,140

	FOOD - 2.3%
73,000	B&G Foods, Inc.	2,233,800

	GAS & WATER UTILITIES - 6.1%
164,000	Global Water Resources, Inc.	2,801,120
34,000	Northwest Natural Holding Company	1,797,920
59,500	RGC Resources, Inc.	1,361,360
		5,960,400
	HOME & OFFICE PRODUCTS - 7.5%
304,000	ACCO Brands Corporation	2,769,440
64,000	Flexsteel Industries, Inc.	2,974,720
110,000	Steelcase, Inc., Class A	1,591,700
		7,335,860

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2021

Shares		Fair Value
	COMMON STOCK - 94.7% (Continued)
	HOUSEHOLD PRODUCTS - 3.3%
410,000	Crown Crafts, Inc. #	$3,177,500

	INSURANCE - 1.0%
325,839	Marketing Alliance, Inc. # <	944,935

	LEISURE PRODUCTS - 4.5%
179,000	Escalade, Inc.	4,376,550

	MACHINERY- 3.5%
62,000	Douglas Dynamics, Inc.	2,718,700
47,000	Graham Corporation	690,430
		3,409,130
	OIL & GAS PRODUCERS - 2.3%
600,000	Evolution Petroleum Corporation	2,214,000

	PUBLISHING & BROADCASTING - 2.7%
369,000	A.H. Belo Corporation	667,890
31,200	John Wiley & Sons, Inc., Class A	1,977,456
		2,645,346
	REAL ESTATE OWNERS & DEVELOPERS - 2.2%
25,000	McGrath RentCorporation	2,143,250

	REIT - 5.6%
10,300	Innovative Industrial Properties, Inc.	1,856,369
193,000	Monmouth Real Estate Investment Corporation	3,636,120
		5,492,489
	RETAIL - CONSUMER STAPLES - 0.9%
34,000	Village Super Market, Inc., Class A	819,740

	SPECIALTY FINANCE - 1.4%
14,000	GATX Corporation	1,381,240

	TECHNOLOGY HARDWARE - 0.8%
94,000	Pitney Bowes, Inc.	787,720

	TECHNOLOGY SERVICES - 0.7%
20,500	Value Line, Inc.	633,450

	TELECOMMUNICATIONS - 3.2%
122,500	Telephone and Data Systems, Inc.	3,150,700

	TIMBER REIT - 1.1%
85,500	CatchMark Timber Trust, Inc.	1,021,725

	TRANSPORTATION EQUIPMENT - 0.9%
33,000	Trinity Industries, Inc.	916,740

	WHOLESALE - DISCRETIONARY - 0.9%
21,000	Acme United Corporation	877,589

	TOTAL COMMON STOCK (Cost - $60,303,828)	92,219,405

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS - 5.2%
	MONEY MARKET FUND - 5.2%
5,045,231	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 0.01% ** (Cost - $5,045,231)	$5,045,231

	TOTAL INVESTMENTS - 99.9% (Cost - $65,349,059)	$97,264,636
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.1%	87,188
	NET ASSETS - 100.0%	$97,351,824

#	Affiliated issuer.

<	Illiquid security. At May 31, 2021, the illiquid security amounted to 1.0% of net assets.

**	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2021.

MLP - Master Limited Partnership

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2021

Shares		Fair Value
	PREFERRED STOCK - 17.2%
	ASSET MANAGEMENT - 4.5%
22,000	Ares Management Corporation, Series A, 7.00%	$565,400
9,000	Compass Diversified Holdings, 7.875%	232,650
24,000	KKR & Company, Inc., 6.75%	600,720
		1,398,770
	BANKING - 5.7%
18,000	Bank of America Corporation, 4.00%	457,200
8,422	GMAC Capital Trust I, 6.18%	213,077
22,000	JPMorgan Chase & Company, 6.15%	550,660
21,000	US Bancorp, Series F, 6.50%	550,620
		1,771,557
	ENTERTAINMENT CONTENT - 3.3%
10,000	ViacomCBS, Inc., 5.75%	727,900
300,000	ViacomCBS, Inc., 5.875%	306,274
		1,034,174
	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
250,000	Mellon Capital IV, Series I, 4.00%	249,858

	REIT - 1.9%
23,000	Monmouth Real Estate Investment Corporation, 6.125%	579,140

	SPECIALTY FINANCE - 1.0%
300,000	American Express Company, 3.50%	299,625

	TOTAL PREFERRED STOCK (Cost - $5,230,726)	5,333,124

Par Value		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 10.7%
	ASSET MANAGEMENT- 2.0%
$575,000	Hercules Capital, Inc.	4.375	2/1/2022	610,008

	CONSUMER SERVICES- 2.5%
900,000	Stride, Inc. *	1.125	9/1/2027	789,030

	LEISURE PRODUCTS- 3.0%
700,000	Winnebago Industries, Inc.	1.500	4/1/2025	947,187

	TRANSPORTATION EQUIPMENT- 3.2%
925,000	Greenbrier Companies, Inc.	2.875	2/1/2024	997,890

	TOTAL CONVERTIBLE BONDS (Cost - $2,901,005)			3,344,115

	CORPORATE BONDS - 61.5%
	APPAREL - 3.9%
147,000	Levi Strauss & Company	5.000	5/1/2025	150,313
1,025,000	Under Armour, Inc.	3.250	6/15/2026	1,050,087
				1,200,400
	AUTOMOTIVE - 8.1%
885,000	Ford Motor Company	7.125	11/15/2025	1,034,653
288,000	Ford Motor Credit Company LLC	4.000	2/20/2024	288,035
41,000	Ford Motor Credit Company LLC	3.450	8/20/2024	41,140
1,025,000	Goodyear Tire & Rubber Company	9.500	5/31/2025	1,151,285
				2,515,113
	CHEMICALS - 3.0%
905,000	CF Industries, Inc.	3.450	6/1/2023	942,331

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Par Value		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 61.5% (Continued)
	COMMERCIAL SUPPORT SERVICES - 4.0%
$425,000	ADT Security Corporation	3.500	7/15/2022	$433,205
775,000	Covanta Holding Corporation	5.875	7/1/2025	802,206
				1,235,411
	CONSTRUCTION MATERIALS - 1.0%
302,000	U.S. Concrete, Inc.	6.375	6/1/2024	308,644

	ENTERTAINMENT CONTENT - 2.2%
675,000	AMC Networks, Inc.	4.750	8/1/2025	694,406

	FOOD - 3.4%
1,035,000	B&G Foods, Inc.	5.250	4/1/2025	1,064,756

	HEALTH CARE FACILITIES & SERVICES - 3.2%
956,000	Owens & Minor, Inc.	4.375	12/15/2024	990,057

	HOME CONSTRUCTION - 2.9%
880,000	M/I Homes, Inc.	5.625	8/1/2025	911,808

	INDUSTRIAL SUPPORT SERVICES - 0.4%
100,000	Anixter, Inc.	5.500	3/1/2023	105,865

	LEISURE FACILITIES & SERVICES - 8.8%
960,000	Brinker International, Inc.	3.875	5/15/2023	988,200
650,000	Marriott International, Inc.	2.125	10/3/2022	661,379
956,000	Wendy’s International LLC	7.000	12/15/2025	1,069,826
				2,719,405
	METALS & MINING - 1.0%
300,000	Compass Minerals International, Inc. *	4.875	7/15/2024	309,343

	PUBLISHING & BROADCASTING - 3.1%
907,000	Meredith Corporation	6.875	2/1/2026	948,949

	RETAIL - CONSUMER STAPLES - 2.3%
715,000	Ingles Markets, Inc.	5.750	6/15/2023	719,265

	RETAIL - DISCRETIONARY - 3.3%
1,000,000	Sally Capital, Inc.	5.625	12/1/2025	1,033,175

	SEMICONDUCTORS - 1.9%
550,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	592,958

	TECHNOLOGY HARDWARE - 3.4%
1,003,000	Pitney Bowes, Inc.	6.200	4/1/2023	1,054,815

	TELECOMMUNICATIONS - 2.1%
632,000	Cincinnati Bell, Inc. *	7.000	7/15/2024	653,485

	TRANSPORTATION EQUIPMENT - 3.5%
1,020,000	Trinity Industries, Inc.	4.550	10/1/2024	1,080,568

	TOTAL CORPORATE BONDS (Cost - $18,449,513)			19,080,754

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	ESCROW SHARES - 0.0%
675,000	Bristow Group, Inc. - Escrow shares ^ ** < (Cost - $0)	$—

	SHORT-TERM INVESTMENT - 9.4%
	MONEY MARKET FUND - 2.3%
712,006	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 0.01% ***	712,006

Par Value
	U.S. TREASURY OBLIGATIONS — 7.1%
$600,000	United States Treasury Bill, 0.00% due 07/01/2021 ****	599,998
1,000,000	United States Treasury Bill, 0.00% due 07/29/2021 ****	999,992
600,000	United States Treasury Bill, 0.01% due 08/26/2021 ****	599,989
		2,199,979

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,912,021)	2,911,985

	TOTAL INVESTMENTS - 98.8% (Cost - $29,493,265)	$30,669,978
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 1.2%	359,950
	NET ASSETS - 100.0%	$31,029,928

*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities had a fair value of $1,751,858 and 5.6% of net assets.

^	Non-income producing security.

**	Security is restricted and in default.

<	Illiquid security. At May 31, 2021, the illiquid security amounted to 0.0% of net assets.

***	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2021.

****	Represents yield to maturity.

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2021

	North Star	North Star	North Star	North Star
	Opportunity	Micro Cap	Dividend	Bond
	Fund	Fund	Fund	Fund
Assets:
Investments in Unaffiliated Securities at Cost	$112,112,265	$77,035,362	$62,103,326	$29,493,265
Investment in Non-controlled Affiliated Security at Cost	—	794,605	3,245,733	—
Total Securities at Cost	112,112,265	77,829,967	65,349,059	29,493,265
Investments in Unaffiliated Securities at Value	$181,643,059	$140,873,373	$93,142,201	$30,669,978
Investment in Non-controlled Affiliated Security at Value	—	248,258	4,122,435	—
Total Securities at Value	181,643,059	141,121,631	97,264,636	30,669,978
Dividends and Interest Receivable	373,217	132,692	227,707	391,132
Receivable for Securities Sold	647,790	—	—	—
Receivable for Fund Shares Sold	82,578	229,234	19,242	—
Prepaid Expenses and Other Assets	30,314	20,072	15,477	13,515
Total Assets	182,776,958	141,503,629	97,527,062	31,074,625

Liabilities:
Payable for Securities Purchased	227,972	1,376,296	—	—
Payable for Fund Shares Redeemed	259,104	27,412	45,172	—
Investment Advisory Fees Payable	147,457	111,188	81,593	22,146
Distribution (12b-1) Fees Payable	9,696	—	—	—
Payable to Related Parties	40,707	9,723	21,670	3,656
Audit and Tax Fees Payable	18,774	7,388	7,887	6,938
Accrued Expenses and Other Liabilities	16,845	7,418	18,916	11,957
Total Liabilities	720,555	1,539,425	175,238	44,697

Net Assets	$182,056,403	$139,964,204	$97,351,824	$31,029,928

Composition of Net Assets:
At May 31, 2021, Net Assets consisted of:
Paid-in-Capital	$107,551,344	$73,866,788	$65,529,495	$31,829,239
Accumulated Earnings/(Losses)	74,505,059	66,097,416	31,822,329	(799,311)
Net Assets	$182,056,403	$139,964,204	$97,351,824	$31,029,928

Net Asset Value Per Share:
Class I Shares:
Net Assets	$139,048,220	$139,964,204	$97,351,824	$31,029,928
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	7,408,903	2,983,741	3,837,908	3,221,570
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price Per Share*	$18.77	$46.91	$25.37	$9.63
Class A Shares:
Net Assets	$43,008,183
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	2,285,335
Net Asset Value (Net Assets/Shares Outstanding) and Redemption Price Per Share*	$18.82
Maximum Offering Price Per Share (Maximum Sales Charge of 5.75%)	$19.97

*	The Funds charge a fee of 2.00% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2021

	North Star	North Star	North Star	North Star
	Opportunity Fund	Micro Cap Fund	Dividend Fund	Bond Fund
Investment Income
Dividends from Unaffiliated Investments	$1,247,741	$752,499	$1,258,767	$120,476
Dividends from Affiliated Investments	—	—	247,317	—
Interest	157,791	508	158	516,670
Total Investment Income	1,405,532	753,007	1,506,242	637,146

Expenses
Investment Advisory Fees	722,128	589,144	440,336	124,660
Administrative Service Fees	65,212	41,230	33,980	23,696
Third Party Administrative Servicing Fees	53,417	35,707	33,138	13,405
Distribution (12b-1) Fees - Class A	29,569	—	—	—
Accounting Service Fees	23,296	13,678	11,323	4,653
Trustees’ Fees and Expenses	15,407	15,911	15,105	14,875
Registration Fees	14,798	13,545	13,326	12,606
Transfer Agent Fees	14,063	8,659	10,834	7,280
Legal Fees	13,587	12,054	11,244	12,249
Audit and Tax Fees	13,398	8,190	8,190	8,008
Insurance Expense	8,008	4,403	4,123	1,670
Custodian Fees	7,469	4,788	4,186	2,548
Chief Compliance Officer Fees	6,615	4,963	4,803	3,632
Printing Expense	6,461	2,121	2,951	459
Other Expenses	1,694	1,995	1,867	1,147
Total Expenses	995,122	756,388	595,406	230,888

Net Investment Income/(Loss)	410,410	(3,381)	910,836	406,258

Net Realized and Unrealized Gain/(Loss) on Investments
Net Realized Gain/(Loss):
on Unaffiliated Investments	5,620,228	5,609,204	2,461,861	56,432
on Affiliated Investments	—	—	(158,160)	—
on Foreign Currency Transactions	11	—	10	—
Total Net Realized Gain	5,620,239	5,609,204	2,303,711	56,432
Net Change in Unrealized Appreciation:
on Unaffiliated Investments	11,326,347	25,603,284	17,172,908	438,149
on Affiliated Investments	—	84,212	455,365	—
on Foreign Currency Translations	16	—	49	—
Total Net Change in Unrealized Appreciation	11,326,363	25,687,496	17,628,322	438,149

Net Realized and Unrealized Gain on Investments	16,946,602	31,296,700	19,932,033	494,581

Net Increase in Net Assets Resulting From Operations	$17,357,012	$31,293,319	$20,842,869	$900,839

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star Opportunity Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2021	November 30, 2020
	(Unaudited)
Operations
Net Investment Income	$410,410	$1,056,990
Net Realized Gain on Investments	5,620,239	1,839,438
Net Change in Unrealized Appreciation on Investments	11,326,363	20,791,104
Net Increase in Net Assets Resulting From Operations	17,357,012	23,687,532

Distributions to Shareholders:
Return of Capital
Class I	—	(37,525)
Class A	—	(10,641)
Distributions Paid
Class I	(232,069)	(706,388)
Class A	(28,882)	(156,028)
Total Distributions Paid	(260,951)	(910,582)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (992,677 and 585,815 shares, respectively)	18,041,553	7,999,237
Distributions Reinvested (11,232 and 46,716 shares, respectively)	203,975	659,905
Cost of Shares Redeemed (436,248 and 486,266 shares, respectively)	(7,859,040)	(6,476,129)
Redemption Fee Proceeds	8,814	—
Total Class I Shares	10,395,302	2,183,013

Class A Shares:
Proceeds from Shares Sold (342,416 and 70,992 shares, respectively)	5,993,137	974,914
Proceeds from Shares Issued in Connection with Acquisition of Two Oaks Growth & Income Fund (1,613,057 and 0 shares, respectively)	30,279,834	—
Distributions Reinvested (1,555 and 11,683 shares, respectively)	28,688	164,524
Cost of Shares Redeemed (1,269,139 and 833,652 shares, respectively)	(23,006,365)	(11,734,433)
Redemption Fee Proceeds	5	135
Total Class A Shares	13,295,299	(10,594,860)

Net Increase/(Decrease) in Net Assets From Shares of Beneficial Interest	23,690,601	(8,411,847)

Total Increase in Net Assets	40,786,662	14,365,103

Net Assets
Beginning of Period	141,269,741	126,904,638
End of Period	$182,056,403	$141,269,741

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Micro Cap Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2021	November 30, 2020
	(Unaudited)
Operations
Net Investment Loss	$(3,381)	$(309)
Net Realized Gain on Investments	5,609,204	122,133
Net Change in Unrealized Appreciation on Investments	25,687,496	24,660,530
Net Increase in Net Assets Resulting From Operations	31,293,319	24,782,354

Distributions to Shareholders:
Class I Shares:
Return of Capital	—	(155,381)
Distributions Paid	(7,346)	(218,429)
Total Distributions to Shareholders	(7,346)	(373,810)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (340,908 and 165,311 shares, respectively)	14,767,669	4,871,028
Distributions Reinvested (180 and 12,564 shares, respectively)	6,491	330,168
Cost of Shares Redeemed (78,516 and 305,865 shares, respectively)	(3,363,109)	(6,739,217)
Redemption Fee Proceeds	5,252	571
Total Class I Shares	11,416,303	(1,537,450)

Total Increase in Net Assets	42,702,276	22,871,094

Net Assets
Beginning of Period	97,261,928	74,390,834
End of Period	$139,964,204	$97,261,928

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Dividend Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2021	November 30, 2020
	(Unaudited)
Operations
Net Investment Income	$910,836	$1,380,819
Net Realized Gain/(Loss) on Investments	2,303,711	(2,513,165)
Net Change in Unrealized Appreciation on Investments	17,628,322	538,408
Net Increase/(Decrease) in Net Assets Resulting From Operations	20,842,869	(593,938)

Distributions to Shareholders:
Class I Shares:
Return of Capital	—	(61,465)
Distributions Paid	(792,688)	(1,128,820)
Total Distributions to Shareholders	(792,688)	(1,190,285)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (379,820 and 468,027 shares, respectively)	9,068,001	8,069,672
Distributions Reinvested (27,890 and 58,175 shares, respectively)	647,159	1,008,871
Cost of Shares Redeemed (326,081 and 713,756 shares, respectively)	(7,714,180)	(12,246,246)
Redemption Fee Proceeds	4,862	2,636
Total Class I Shares	2,005,842	(3,165,067)

Total Increase/(Decrease) in Net Assets	22,056,023	(4,949,290)

Net Assets
Beginning of Period	75,295,801	80,245,091
End of Period	$97,351,824	$75,295,801

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Bond Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2021	November 30, 2020
	(Unaudited)
Operations
Net Investment Income	$406,258	$846,753
Net Realized Gain/(Loss) on Investments	56,432	(1,676,779)
Net Change in Unrealized Appreciation on Investments	438,149	1,035,852
Net Increase in Net Assets Resulting From Operations	900,839	205,826

Distributions to Shareholders:
Class I Shares:
Total Distributions Paid	(468,608)	(788,702)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (325,384 and 487,476 shares, respectively)	3,131,942	4,528,185
Distributions Reinvested (39,004 and 68,516 shares, respectively)	374,014	636,667
Cost of Shares Redeemed (77,347 and 261,744 shares, respectively)	(745,527)	(2,330,655)
Redemption Fee Proceeds	—	1,650
Total Class I Shares	2,760,429	2,835,847

Total Increase in Net Assets	3,192,660	2,252,971

Net Assets
Beginning of Period	27,837,268	25,584,297
End of Period	$31,029,928	$27,837,268

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Opportunity Fund
	Class I
	For the Six Months		For the Year	For the Year		For the Year	For the Year	For the Year
	Ended		Ended	Ended		Ended	Ended	Ended
	May 31, 2021		November 30, 2020	November 30, 2019		November 30, 2018	November 30, 2017	November 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$16.71		$14.00	$13.52		$13.47	$12.18	$11.15
Activity From Investment Operations:
Net investment income (a)	0.05		0.13	0.21		0.29	0.18	0.16
Net gain from securities (both realized and unrealized)	2.04		2.69	0.99		0.13	1.25	1.00
Total from operations	2.09		2.82	1.20		0.42	1.43	1.16

Less Distributions From:
Net investment income	(0.03)		(0.10)	(0.20)		(0.25)	(0.13)	(0.13)
Net realized gains on investments	—		—	(0.52)		(0.12)	(0.01)	—
Return of Capital	—		(0.01)	—		—	—	—
Total Distributions	(0.03)		(0.11)	(0.72)		(0.37)	(0.14)	(0.13)

Redemption Fees	0.00	(b)	—	0.00	(b)	—	—	—

Net Asset Value, End of Period	$18.77		$16.71	$14.00		$13.52	$13.47	$12.18

Total Return (c)	12.53	% (d)	20.29%	9.61%		3.13%	11.76%	10.51%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$139,048		$114,330	$93,761		$84,473	$81,108	$74,341
Ratio to average net assets:
Expenses, Gross (e)	1.29	% (f)	1.37%	1.34%		1.42%	1.42%	1.49%
Expenses, Net of waiver or recapture	1.29	% (f)	1.30%	1.34	% (g)	1.42%	1.42%	1.49%
Net investment income	0.59	% (f)	0.90%	1.58%		2.11%	1.40%	1.40%
Portfolio turnover rate	19	% (d)	59%	46%		44%	47%	61%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses for the year ended November 30, 2020, total returns would have been lower.

(d)	Not annualized.

(e)	Represents the ratio of expenses to average net assets absent any fee waivers, expense reimbursements and/or expense recapture by the Adviser.

(f)	Annualized.

(g)	Effective February 19, 2019, the expense limitation was reduced to 1.30%

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Opportunity Fund
	Class A
	For the Six Months		For the Year	For the Year		For the Year	For the Year	For the Year
	Ended		Ended	Ended		Ended	Ended	Ended
	May 31, 2021		November 30, 2020	November 30, 2019		November 30, 2018	November 30, 2017	November 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$16.76		$14.05	$13.57		$13.51	$12.22	$11.15
Activity From Investment Operations:
Net investment income (a)	0.03		0.10	0.17		0.26	0.15	0.14
Net gain from securities (both realized and unrealized)	2.05		2.69	1.00		0.13	1.24	1.04
Total from operations	2.08		2.79	1.17		0.39	1.39	1.18

Less Distributions From:
Net investment income	(0.02)		(0.07)	(0.17)		(0.21)	(0.09)	(0.11)
Net realized gains on investments	—		—	(0.52)		(0.12)	(0.01)	—
Return of Capital	—		(0.01)	—		—	—	—
Total Distributions	(0.02)		(0.08)	(0.69)		(0.33)	(0.10)	(0.11)

Redemption Fees	0.00	(b)	0.00 (b)	0.00	(b)	—	—	—

Net Asset Value, End of Period	18.82		16.76	14.05		13.57	13.51	$12.22

Total Return (c)	12.39	% (d)	19.99%	9.32%		2.92%	11.44%	10.49%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$43,008		$26,940	$33,143		$16	$17	$15
Ratio to average net assets:
Expenses, Gross (e)	1.53	% (f)	1.62%	1.55%		1.67%	1.68%	1.74%
Expenses, Net of waiver or recapture	1.53	% (f)	1.55%	1.55	% (g)	1.67%	1.68%	1.74%
Net investment income	0.35	% (f)	0.67%	1.27%		1.86%	1.15%	1.19%
Portfolio turnover rate	19	% (d)	59%	46%		44%	47%	61%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses for the years ended November 30, 2019 and November 30, 2020, total returns would have been lower.

(d)	Not annualized.

(e)	Represents the ratio of expenses to average net assets absent any fee waivers, expense reimbursements and/or expense recapture by the Adviser.

(f)	Annualized.

(g)	Effective February 19, 2019, the expense limitation was reduced to 1.55%.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Micro Cap Fund
	Class I
	For the Six Months		For the Year		For the Year	For the Year	For the Year	For the Year
	Ended		Ended		Ended	Ended	Ended	Ended
	May 31, 2021		November 30, 2020		November 30, 2019	November 30, 2018	November 30, 2017	November 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$35.74		$26.11		$26.86	$29.47	$28.02	$24.51
Activity From Investment Operations:
Net investment income (loss) (a)	(0.00	) (b)	(0.00	) (b)	0.00 (b)	0.00 (b)	(0.05)	(0.05)
Net gain (loss) from securities (both realized and unrealized)	11.17		9.76		0.97	(1.70)	2.43	4.76
Total from operations	11.17		9.76		0.97	(1.70)	2.38	4.71

Less Distributions From:
Net investment income	(0.00	) (b)	(0.08)		(0.04)	—	—	(0.03)
Net realized gains on investments	—		—		(1.62)	(0.91)	(0.93)	(1.17)
Return of Capital	—		(0.05)		(0.06)	—	—	—
Total Distributions	(0.00)		(0.13)		(1.72)	(0.91)	(0.93)	(1.20)

Redemption Fees	0.00	(b)	0.00	(b)	—	—	—	—

Net Asset Value, End of Period	$46.91		$35.74		$26.11	$26.86	$29.47	$28.02

Total Return (c)	31.26	% (d)	37.57%		4.26%	(5.87)%	8.71%	20.31%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$139,964		$97,262		$74,391	$77,748	$83,005	$77,742
Ratio to average net assets:
Expenses	1.27	% (e)	1.38%		1.43%	1.39%	1.39%	1.46%
Net investment income (loss)	(0.01	)% (e)	(0.00	)% (f)	0.02%	0.01%	(0.18)%	(0.21)%
Portfolio turnover rate	9	% (d)	35%		22%	32%	28%	33%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

(f)	Less than 0.005%.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Dividend Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2021		November 30, 2020	November 30, 2019	November 30, 2018	November 30, 2017	November 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$20.05		$20.35	$20.09	$21.93	$20.46	$17.68
Activity From Investment Operations:
Net investment income (a)	0.24		0.37	0.52	0.49	0.47	0.39
Net gain (loss) from securities (both realized and unrealized)	5.29		(0.35)	1.04	(1.85)	2.04	2.94
Total from operations	5.53		0.02	1.56	(1.36)	2.51	3.33

Less Distributions From:
Net investment income	(0.21)		(0.30)	(0.51)	(0.48)	(0.46)	(0.38)
Net realized gains on investments	—		—	(0.78)	—	(0.51)	(0.17)
Return of Capital	—		(0.02)	(0.01)	—	(0.07)	—
Total Distributions	(0.21)		(0.32)	(1.30)	(0.48)	(1.04)	(0.55)

Redemption Fees (b)	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Period	$25.37		$20.05	$20.35	$20.09	$21.93	$20.46

Total Return (c)	27.68	% (d)	0.36%	8.46%	(6.35)%	12.74%	19.30%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$97,352		$75,296	$80,245	$79,134	$80,761	$67,886
Ratio to average net assets:
Expenses	1.35	% (e)	1.48%	1.43%	1.42%	1.41%	1.48%
Net investment income	2.07	% (e)	2.08%	2.73%	2.21%	2.29%	2.12%
Portfolio turnover rate	10	% (d)	54%	15%	20%	18%	23%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Bond Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2021		November 30, 2020	November 30, 2019	November 30, 2018	November 30, 2017	November 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$9.49		$9.69	$9.44	$9.92	$9.93	$9.74
Activity From Investment Operations:
Net investment income (a)	0.13		0.31	0.34	0.35	0.32	0.31
Net gain (loss) from securities (both realized and unrealized)	0.16		(0.22)	0.25	(0.48)	(0.02)	0.22
Total from operations	0.29		0.09	0.59	(0.13)	0.30	0.53

Less Distributions From:
Net investment income	(0.15)		(0.29)	(0.34)	(0.35)	(0.31)	(0.31)
Net realized gains on investments	—		—	—	—	—	(0.03)
Total Distributions	(0.15)		(0.29)	(0.34)	(0.35)	(0.31)	(0.34)

Redemption Fees	—		0.00 (b)	0.00 (b)	0.00 (b)	—	—

Net Asset Value, End of Period	$9.63		$9.49	$9.69	$9.44	$9.92	$9.93

Total Return (c)	3.10	% (d)	1.07%	6.29%	(1.34)%	3.09%	5.55%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$31,030		$27,837	$25,584	$22,539	$23,056	$16,390
Ratio to average net assets:
Expenses, Gross (e)	1.57	% (f)	1.63%	1.63%	1.68%	1.71%	1.70%
Expenses, Net of expense waiver or recapture	1.57	% (f)	1.63%	1.63%	1.77%	1.79%	1.79%
Net investment income	2.77	% (f)	3.35%	3.55%	3.57%	3.16%	3.16%
Portfolio turnover rate	23	% (d)	55%	33%	23%	26%	30%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Less than $0.005 per share.

(c)	Total return represents aggregate total return based on Net Asset Value. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not recaptured previously waived expenses for the fiscal years ended November 30, 2018, 2017 and 2016, total returns would have been higher in those years.

(d)	Not annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or recapture by the Adviser.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2021

1.	ORGANIZATION

The North Star Opportunity Fund, the North Star Micro Cap Fund, the North Star Dividend Fund and the North Star Bond Fund (each a “Fund,” and together the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment companies.

The diversification policy of each Fund is as follows:

Fund
North Star Opportunity Fund	Diversified
North Star Micro Cap Fund	Diversified
North Star Dividend Fund	Diversified
North Star Bond Fund	Diversified

The investment objective of each Fund is as follows:

Fund	Primary Objective
North Star Opportunity Fund	To seek long-term capital appreciation
North Star Micro Cap Fund	Capital appreciation and to derive income from short term liquid securities
North Star Dividend Fund	To generate dividend income and to seek capital appreciation
North Star Bond Fund	To generate income, with preservation of capital

The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Micro Cap Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations. The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Dividend Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations. The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor North Star Opportunity Fund”), which transferred its assets to the Fund in connection with the North Star Opportunity Fund’s commencement of operations. The Predecessor Funds were managed by the same adviser who currently manages the Funds, and have substantially similar investment objectives and strategies to those of the Funds. Each Fund commenced operations on the following dates:

Fund	Date
North Star Opportunity Fund	December 15, 2011
North Star Micro Cap Fund	May 31, 2013
North Star Dividend Fund	May 31, 2013
North Star Bond Fund	December 19, 2014

The North Star Micro Cap Fund, the North Star Dividend Fund and the North Star Bond Fund currently offer Class I shares. The North Star Opportunity Fund currently offers Class I and Class A shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Investments in open-ended investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances) . If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2021 for the Funds’ investments measured at fair value:

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

North Star Opportunity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$136,290,899	$—	$—	$136,290,899
Preferred Stock	3,801,534	—	—	3,801,534
Convertible Bond	—	789,030	—	789,030
Corporate Bonds	—	10,722,181	—	10,722,181
Short-Term Investments	30,039,415	—	—	30,039,415
Total	$170,131,848	$11,511,211	$—	$181,643,059

North Star Micro Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$130,045,308	$248,258	$—	$130,293,566
Short-Term Investments	10,828,065	—	—	10,828,065
Total	$140,873,373	$248,258	$—	$141,121,631

North Star Dividend Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$91,274,470	$944,935	$—	$92,219,405
Short-Term Investments	5,045,231	—	—	5,045,231
Total	$96,319,701	$944,935	$—	$97,264,636

North Star Bond Fund

Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$5,333,124	$—	$—	$5,333,124
Convertible Bonds	—	3,344,115	—	3,344,115
Corporate Bonds	—	19,080,754	—	19,080,754
Escrow Shares	—	—	—	—
Short-Term Investments
Money Market Fund	712,006	—	—	712,006
U.S. Treasury Obligations	—	2,199,979	—	2,199,979
Total	$6,045,130	$24,624,848	$—	$30,669,978

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedules of Investments for security classifications.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Funds November 30, 2021 year end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund may make significant investments. However, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund	Income Dividends	Capital Gains
North Star Opportunity Fund	Quarterly	Annually
North Star Micro Cap Fund	Annually	Annually
North Star Dividend Fund	Monthly	Annually
North Star Bond Fund	Monthly	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – North Star Investment Management Corp. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of the average daily net assets of each Fund:

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

Fund	Advisory Fee
North Star Opportunity Fund	1.00% on the first $100 million in net assets
0.90% on net assets greater than $100 million
North Star Micro Cap Fund*	1.00% on the first $100 million in net assets
0.90% on net assets greater than $100 million
North Star Dividend Fund*	1.00% on the first $100 million in net assets
0.90% on net assets greater than $100 million
North Star Bond Fund	0.85%

*	Effective April 1, 2021. Previously, the advisory fee was 1.00% for North Star Micro Cap and North Star Dividend. For the six months ended May 31, 2021, the Adviser earned advisory fees of:

Fund	Advisory Fee
North Star Opportunity Fund	$722,128
North Star Micro Cap Fund	589,144
North Star Dividend Fund	440,336
North Star Bond Fund	124,660

The Adviser has contractually agreed, at least until March 31, 2022 for the North Star Opportunity, North Star Micro Cap, North Star Dividend and North Star Bond Funds to waive all or part of its management fees and/or make payments to limit Funds expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses of the Funds do not exceed 1.55% and 1.30% of the North Star Opportunity Fund’s average net assets, for Class A and Class I shares, respectively, 1.74% of the North Star Micro Cap Fund’s average net assets for Class I shares, 1.74% of the North Star Dividend Fund’s average net assets for Class I shares and 1.79% of the North Star Bond Fund’s average net assets for Class I shares. For the six months ended May 31, 2021, the North Star Opportunity, the North Star Micro Cap, North Star Dividend and North Star Bond Funds did not waive any fees.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.55% and 1.30% of the North Star Opportunity Fund’s average daily net assets attributable to Class A and Class I shares, respectively, 1.74% of the North Star Micro Cap Fund’s and North Star Dividend Fund’s average daily net assets for Class I shares and 1.79% of the North Star Bond Fund’s average daily net assets for Class I shares, the Adviser shall be entitled to recapture by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds expenses to exceed 1.55% and 1.30% of the North Star Opportunity Fund’s average daily net assets for Class A and Class I shares, respectively, 1.74% of the North Star Micro Cap Fund’s and North Star Dividend Fund’s average daily net assets for Class I shares and 1.79% of the North Star Bond Fund’s average daily net assets for Class I shares. If Fund Operating Expenses subsequently exceed 1.55% and 1.30% of the North Star Opportunity Fund’s Class A and Class I shares respectively, 1.74% of the North Star Micro Cap Fund’s and North Star Dividend Fund’s Class I shares and 1.79% of the North Star Bond Fund’s Class I shares per annum of the average daily net assets, the reimbursements shall be suspended.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement.) The Adviser may recapture expenses only if the expenses are below the expense limitation at the time of the waiver, for North Star Opportunity Fund. The Board may terminate this expense reimbursement arrangement at any time. For the fiscal year ended November 30, 2020, the North

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

Star Micro Cap, North Star Dividend and North Star Bond Funds had no recapture available. Cumulative expenses subject to recapture pursuant to the aforementioned conditions as of November 30, 2020 will expire on November 30 of the following years:

Fund	Amount	Expiring
North Star Opportunity Fund	$154	2022
	80,458	2023

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the North Star Opportunity Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund is permitted to pay 0.25% per year of its average daily net assets of Class A shares for such distribution and shareholder service activities. For the six months ended May 31, 2021, the North Star Opportunity Fund Class A shares incurred $29,569 in distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous offering of each Fund’s shares. For the six months ended May 31, 2021, the Distributor received $511 in underwriting commissions, of which $47 was retained by the principal underwriter for sales of the North Star Opportunity Fund’s Class A shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended May 31, 2021 were as follows:

Fund	Purchases	Sales
North Star Opportunity Fund	$36,338,823	$23,349,046
North Star Micro Cap Fund	21,665,567	9,694,547
North Star Dividend Fund	8,236,193	8,421,090
North Star Bond Fund	8,461,619	6,461,085

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2021, NFS LLC held approximately 56.1% of the voting securities of the North Star Opportunity Fund, 66.3% of the North Star Micro Cap Fund, 71.8% of the North Star Dividend Fund and 80.1% of the North Star Bond Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also beneficially owned by NFS LLC.

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Funds. For the six months ended May 31, 2021 the North Star Opportunity Fund had $8,819 in redemption fees, the North Star Micro Cap Fund had $ 5,252 in redemption fees, the North Star Dividend Fund had $4,862 in redemption fees and the North Star Bond Fund had $0 in redemption fees.

7.	INVESTMENTS IN AFFILIATED ISSUERS

An affiliated issuer is an issuer in which the Fund has ownership of at least 5% of the voting securities. Issuers which are affiliates of the North Star Micro Cap Fund and the North Star Dividend Fund at May 31, 2021, are noted in each Fund’s Schedule of Investments.

Transactions during the period with companies which are affiliates are as follows:

North Star Micro Cap Fund
						Net Change in
				Dividends		Unrealized
	Fair Value			Credited to	Realized	Appreciation	Fair Value
Description	11/30/2020	Purchases	Sales	Income	Gain/(Loss)	(Depreciation)	5/31/2021
Truett-Hurst, Inc. - Class A	$164,046	$—	$—	$—	$—	$84,212	$248,258

North Star Dividend Fund
						Net Change in
				Dividends		Unrealized
	Fair Value			Credited to	Realized	Appreciation	Fair Value
Description	11/30/2020	Purchases	Sales	Income	Gain/(Loss)	(Depreciation)	5/31/2021
Marketing Alliance, Inc.	$1,349,527	$—	$693,597	$79,217	$(158,160)	$447,165	$944,935
Crown Crafts, Inc.	3,169,300	—	—	168,100	—	8,200	3,177,500
Total	$4,518,827	$—	$693,597	$247,317	$(158,160)	$455,365	$4,122,435

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at May 31, 2021, were as follows:

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
North Star Opportunity Fund	$112,077,506	$69,918,637	$(353,084)	$69,565,553
North Star Micro Cap Fund	77,837,223	63,856,007	(571,599)	63,284,408
North Star Dividend Fund	65,956,307	33,138,167	(1,829,838)	31,308,329
North Star Bond Fund	29,499,793	1,264,138	(93,953)	1,170,185

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following years was as follows:

	For the period ended November 30, 2020			For the period ended November 30, 2019
	Ordinary	Return of		Ordinary	Long-Term	Return of
Fund	Income	Capital	Total	Income	Capital Gains	Capital	Total
North Star Opportunity Fund	$862,416	$48,166	$910,582	$4,655,800	$303,456	$—	$4,959,256
North Star Micro Cap Fund	218,429	155,381	373,810	13,897	4,788,281	160,435	4,962,613
North Star Dividend Fund	1,128,820	61,465	1,190,285	2,020,527	3,057,895	48,771	5,127,193
North Star Bond Fund	788,702	—	788,702	826,523	—	—	826,523

As of November 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
North Star Opportunity Fund	$—	$(775,095)	$(55,113)	$—	$46,944,535	$46,114,327
North Star Micro Cap Fund	—	(2,568,304)	7,256	(224,421)	37,596,912	34,811,443
North Star Dividend Fund	—	(2,279,831)	657,324	(285,467)	13,680,122	11,772,148
North Star Bond Fund	80,066	(2,043,644)	—	—	732,036	(1,231,542)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for tax gain/loss due to the Funds’ conversion from limited partnerships, unamortized organizational costs from fund mergers and tax adjustments for partnerships, trust preferred securities, C-Corporations with return of capital distributions and perpetual bonds.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Fund	Late Year Losses
North Star Micro Cap Fund	$224,421

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Fund	Post October Losses
North Star Dividend Fund	$285,467

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

At November 30, 2020, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
North Star Opportunity Fund	$775,095	$—	$775,095	$1,577,887
North Star Micro Cap Fund	2,568,304	—	2,568,304	—
North Star Dividend Fund	2,187,028	92,803	2,279,831	—
North Star Bond Fund	797,727	1,245,917	2,043,644	—

Permanent book and tax differences, primarily attributable to net operating losses, non-deductible expenses, adjustments for the tax gain/loss due to the Funds’ conversion from limited partnerships and adjustments for fund mergers, resulted in reclassification for the following Funds for the period ended November 30, 2020 as follows:

	Paid	Accumulated
	In	Earnings
Fund	Capital	(Losses)
North Star Opportunity Fund	$(150,226)	$150,226
North Star Micro Cap Fund	(53,786)	53,786
North Star Dividend Fund	(967,438)	967,438

10.	MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

11.	FUND REORGANIZATION

On May 7, 2021, the North Star Opportunity Fund acquired the assets and certain liabilities of the Two Oaks Diversified Growth and Income Fund (the “Acquired Fund”), pursuant to a plan of reorganization, approved by the Board of Trustees of the Trust, of both the Acquired Fund and the North Star Opportunity Fund. Total shares issued by the North Star Opportunity Fund and the total net assets of the Acquired Fund and the North Star Opportunity Fund on the date of the transfer were as follows:

Cost of
	Shares	Total Net	Total Net Assets	Investments
	issued by	Assets of the	of the Fund after	Received from
Acquired Fund	the Fund	Acquired Fund	Merger	Acquired Fund
Two Oaks Diversified Growth and Income Fund	1,613,057	$30,279,834	$180,826,787	$16,579,239

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

*	The net assets of the Acquired Fund includes cash of $2,359,112 and other assets in excess of other liabilities of $2,265.

As part of the reorganization, for each share they held, shareholders of the Acquired Fund received 0.8828 of the Class A Shares of the North Star Opportunity Fund.

The total net assets of the Acquired Fund before acquisition included unrealized appreciation of $11,338,760. Total net assets of the North Star Opportunity Fund immediately after the transfer were $180,826,787. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the North Star Opportunity Fund’s accompanying Statement of Operations since the close of business on May 7, 2021.

12.	SUBSEQUENT EVENTS

Subsequent events have been evaluated from the date of the Statement of Assets and Liabilities through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

North Star Funds
EXPENSE EXAMPLE (Unaudited)
May 31, 2021

As a shareholder of each Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Fund’s Annualized
Actual	12/1/2020	5/31/2021	12/1/20 – 5/31/21*	Expense Ratio
North Star Opportunity Fund
Class I	$1,000.00	$1,125.30	$6.84	1.29%
Class A	$1,000.00	$1,123.90	$8.10	1.53%
North Star Micro Cap Fund
Class I	$1,000.00	$1,312.60	$7.32	1.27%
North Star Dividend Fund
Class I	$1,000.00	$1,276.80	$7.66	1.35%
North Star Bond Fund
Class I	$1,000.00	$1,031.00	$7.95	1.57%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

North Star Funds
EXPENSE EXAMPLE (Unaudited) (Continued)
May 31, 2021

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period	Fund’s Annualized
(5% return before expenses)	12/1/2020	5/31/2021	12/1/20 – 5/31/21*	Expense Ratio
North Star Opportunity Fund
Class I	$1,000.00	$1,018.50	$6.49	1.29%
Class A	$1,000.00	$1,017.30	$7.70	1.53%
North Star Micro Cap Fund
Class I	$1,000.00	$1,018.60	$6.39	1.27%
North Star Dividend Fund
Class I	$1,000.00	$1,018.20	$6.79	1.35%
North Star Bond Fund
Class I	$1,000.00	$1,017.10	$7.90	1.57%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

North Star Funds
Additional Information (Unaudited)
May 31, 2021

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 14, 2020, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and the North Star Bond Fund (the “North Star Funds”) and North Star Investment Management Corporation (“North Star”) (the “North Star Advisory Agreement”).

Based on their evaluation of the information provided by North Star, in conjunction with each North Star Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the North Star Advisory Agreement with respect to each of the North Star Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the North Star Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the North Star Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the North Star Advisory Agreement and comparative information relating to the advisory fee and other expenses of each of the North Star Funds. The materials also included due diligence materials relating to North Star (including due diligence questionnaires completed by North Star, select financial information of North Star, bibliographic information regarding North Star’s key management and investment advisory personnel, and comparative fee information relating to the Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the North Star Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the North Star Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the North Star Advisory Agreement. In considering the renewal of the North Star Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by North Star related to the proposed renewal of the North Star Advisory Agreement with respect to each of the North Star Funds, including its Form ADV and related schedules, a description of the manner in which investment decisions were made and executed, a review of the personnel performing services for each of the North Star Funds, including the individuals that primarily monitor and execute the investment process. The Board discussed the extent of the research capabilities, the quality of North Star’s compliance infrastructure and the experience of its investment advisory personnel. The Board noted that North Star was an experienced investment adviser with seasoned senior management and that the performance of the North Star Funds supported the quality and experience of the staff. Additionally, the Board received satisfactory responses from the representatives of North Star with respect to a series of important questions, including: whether North Star was involved in any lawsuits or pending regulatory actions; whether the advisory services provided to its other accounts would conflict with the advisory services provided to each of the North Star Funds; whether there were procedures in place to adequately allocate trades among its respective clients; and whether North Star’s CCO had processes in place to review the portfolio managers’ performance of their duties to ensure compliance under North Star’s compliance program. The Board reviewed the information provided on the practices for monitoring compliance with each of the North Star Funds’ investment limitations and discussed North Star’s compliance program with the CCO of the Trust. The

North Star Funds
Additional Information (Unaudited) (Continued)
May 31, 2021

Board noted that the CCO of the Trust continued to represent that North Star’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted North Star’s representation that the prospectus and statement of additional information for the North Star Funds accurately describe the investment strategies of each of the North Star Funds. The Board then reviewed the capitalization of North Star based on financial information provided by and representations made by North Star and its representatives and concluded that North Star was sufficiently well-capitalized, or its principals have the ability to make additional contributions in order to meet its obligations to each of the North Star Funds. The Board concluded that North Star had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the North Star Advisory Agreement and that the nature, overall quality and extent of the advisory services to be provided by North Star to each of the North Star Funds were satisfactory.

Performance. The Board discussed the report prepared by Broadridge and reviewed the performance as compared to its peer group, Morningstar category and benchmark for the one year, three year, five year and since inception periods ended August 31, 2020, for each of North Star Opportunity, North Star Micro Cap, North Star Dividend, and North Star Bond. With respect to North Star Opportunity, the Board noted that North Star Opportunity outperformed its peer group median, Morningstar category median and benchmark for the one, three and five year periods, and slightly underperformed its peer group and Morningstar category medians but outperformed its benchmark for the since inception period. The Board reviewed the performance of North Star Micro Cap noting that North Star Micro Cap had outperformed its benchmark, peer group median and Morningstar category median for the one year, three year, five year and since inception periods. The Board next reviewed the performance of North Star Dividend noting that North Star Dividend had outperformed its benchmark, peer group median and Morningstar category median for the one year, three year, five year and since inception periods. The Board also reviewed the performance of North Star Bond noting that North Star Bond underperformed its benchmark, peer group median and Morningstar category median for the one year, three year, five year and since inception periods. The Board noted that the North Star Bond Fund’s short duration during a sharply declining interest rate environment contributed to the Fund’s recent underperformance. After further discussion, the Board concluded that the performance of each of North Star Opportunity, North Star Micro Cap, North Star Dividend and North Star Bond was acceptable although the Board would continue to monitor the performance of North Star Bond.

Fees and Expenses. As to the costs of the services provided by North Star, the Board reviewed and discussed each of the North Star Funds advisory fee and total operating expenses as compared to its peer group and its Morningstar category as presented in the Broadridge Reports. The Board noted that the advisory fee for each North Star Fund was near or at the top of its respective peer group and Morningstar category ranges. The Board further noted that North Star Opportunity, North Star Micro Cap and North Star Dividend were each being charged a 1.00% advisory fee by North Star which was above the Morningstar category median and peer group median for each Fund although not the highest in their respective peer groups. The Board also noted that, with respect to North Star Opportunity, the advisory fee was reduced to 0.90% on assets above $100 million. With respect to North Star Bond, the Board noted the Fund’s 0.85% advisory fee was also higher than the peer group median and Morningstar category median and that the Fund’s higher net expense ratio may be explained by relatively lower asset levels than its peers and less ability to benefit from economies of scale.

The Board discussed North Star’s similarly managed accounts which were comparable to North Star Micro Cap and North Star Dividend noting the advisory fee of 0.50% was substantially less than the 1.00% advisory fee charged by North Star for those Funds. The Board noted, however, that North Star had represented to the Board that it charged a lower fee for such accounts as they are sub-advisory accounts where North Star only manages a portion of an account portfolio and did not have direct contact with the ultimate client and, as a result, North Star provided fewer services to such accounts.

The Board then reviewed the contractual arrangements for each of the North Star Funds, which stated that North Star had agreed to waive or limit its advisory fee and/or reimburse expenses at least until March 31, 2022, in order to limit

North Star Funds
Additional Information (Unaudited) (Continued)
May 31, 2021

net annual operating expenses, exclusive of certain fees, so as not to exceed: 1.55%, 1.55%, and 1.30%, of North Star Opportunity’s average annual net assets for Class A, Class R and Class I Shares, respectively; 2.24%, 1.74%, 1.99% of North Star Dividend’s average annual net assets for Class A, Class I and Class R shares, respectively; 2.24%, 1.74%, and 1.99% of North Star Micro Cap’s average annual net assets for Class A, Class I, Class R shares, respectively; and 2.24%, 1.79% and 1.99% of North Star Bond’s average annual net assets for Class A, Class I shares and Class R shares, respectively. The Board found such arrangements to be beneficial to shareholders. The Board further noted that each North Star Fund was currently operating below each of these expense caps. The Board concluded that based on North Star’s experience, expertise and services provided to the Funds, the advisory fee charged by North Star for each North Star Fund, although at or near the high end of each North Star Fund’s peer group, was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to North Star with respect to each of North Star Opportunity, North Star Dividend, North Star Micro Cap, and North Star Bond based on profitability reports and profitability analyses provided by North Star with respect to each North Star Fund. The Board also reviewed the selected financial information of North Star provided by North Star. After review and discussion, the Board concluded that the anticipated profit from North Star’s relationship with each of the North Star Funds was not excessive.

Economies of Scale. As to the extent to which each of the North Star Funds would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of the North Star Funds, North Star’s expectations for growth of each of the North Star Funds, and concluded that any material economies of scale would not be achieved in the near term. After further discussion, the Board noted they would revisit the possibility of adding break points with respect to a North Star Fund once a Fund approaches $100 million in assets similar to what had been implemented for North Star Opportunity.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the North Star Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from North Star as the Trustees believed to be reasonably necessary to evaluate the terms of the North Star Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the North Star Advisory Agreement, (a) the terms of the North Star Advisory Agreement are not unreasonable; (b) the advisory fee is not unreasonable; and (c) the North Star Advisory Agreement is in the best interests of each North Star Fund and its respective shareholders. In considering the renewal of the North Star Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the North Star Advisory Agreement was in the best interest of each North Star Fund and its respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the North Star Advisory Agreement.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-312-580-0900 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Investment Adviser
North Star Investment Management Corp.
20 N. Wacker Drive #1416
Chicago, IL 60606

Administrator
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474	NSF-SAR21

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/5/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/5/21

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 8/5/21